UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Amiya Capital LLP

Address:    26-28 Mount Row
            London, W1K 3SQ
            United Kingdom

13F File Number: 028-14248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ian Mukherjee
Title:      Managing Member
Phone:      + 44 (0)207 647 1732

Signature, Place and Date of Signing:


/s/ Ian Mukherjee          London, United Kingdom           August 15, 2011
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total: $41,333

                                         (thousands)

List of Other Included Managers:

No.         Form 13F File Number        Name

(1)         028-14249                   Amiya GEO Master Fund Limited

                                                     FORM 13F INFORMATION TABLE
COLUMN 1               COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6             COLUMN 7      COLUMN 8

                                                 VALUE     SHRS OR   SH/ PUT/   INVESTMENT            OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION            MNGRS    SOLE      SHARED NONE
--------------      --------------    -----      -------   -------   --- ----   ----------            -----    ----      ------ ----
ALTERA CORP         COM              021441100    6,925    149,400              Shared-Defined        (1)       149,400
E M C CORP MASS     COM              268648102   24,864    902,494              Shared-Defined        (1)       902,494
ORACLE CORP         COM              68389X105    9,544    290,000              Shared-Defined        (1)       290,000

SK 25565 0001 1213897